Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Loans and advances	¥ 111,891,134	¥ 104,635,815
Others	6,167,202	6,063,907
Liabilities:
Deposits	172,927,810	162,593,492
Others	8,703,413	8,386,774
Income statements:
Expense (interest expense and others)	2,467,764	2,170,180	¥ 1,962,994
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	2,276,216	2,060,472
Others	186,617	33,957
Liabilities:
Deposits	290,452	315,500
Others	56,801	36,406
Income statements:
Income (interest income, fee and commission income, and others)	87,521	68,780	55,409
Expense (interest expense and others)	¥ 43,473	¥ 25,046	¥ 34,811